Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at the beginning of the year	$ 158,559	$ 73,597
Acquisition of subsidiaries	11,468	79,884
Functional currency translation adjustments	(3,933)	5,078
Balance at year end	$ 166,094	$ 158,559